Average Annual Total Returns - Invesco Raymond James SB-1 Equity ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	Raymond James SB-1 Equity Index (reflects no deduction for fees, expenses or taxes) 1Year	Raymond James SB-1 Equity Index (reflects no deduction for fees, expenses or taxes) 5Years	Raymond James SB-1 Equity Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	May 19, 2006	6.03%	10.14%	9.88%	5.96%	9.88%	9.66%	3.62%	7.94%	8.05%	6.88%	10.92%	10.65%	13.66%	12.35%	11.51%